Debt - Long-term debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Term Facility	Dec. 31, 2012 Term Facility	Mar. 31, 2012 Term Facility	Mar. 31, 2013 Term Loan
Long Term Debt Current And Noncurrent [Line Items]
Unamortized discount	$ 12	$ 6		$ 7	$ 7
Average effective interest rate		7.10%	7.20%	5.00%	5.00%	5.00%	4.75%